Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Unobservable Inputs in Fair Value Measurement within Level3
	Cash and receivables	Liabilities	Equity	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2024
Cash and cash equivalents	214	-	-	214	-	-	-	-
Trade receivables	2,958	-	-	2,958	-	-	-	-
Other receivables*	48	-	-	48	-	-	-	-
Trade payables	-	2,838	-	2,838	-	-	-	-
Warrants	-	177	-	177	177	-	-	177
Amounts owed to related parties	-	5,086	-	5,086	-	-	-	-
Loans and borrowings	-	2,384	-	2,384	-	-	-	-
Other payables**	-	1,000	-	1,000	-	-	-	-
Derivative liabilities	-	636	-	636	-	636	-	636
Service related warrants	-	-	217	217	-	217	-	217
Convertible note reserve	-	-	-	-	-	-	-
Total	3,220	12,121	217	15,558	177	853	-	1,030

2023
Cash and cash equivalents	1,147	-	-	1,147	-	-	-	-
Trade receivables	1,473		-	1,473	-	-	-	-
Other receivables*	671	-	-	671	-	-	-	-
Trade payables	-	(11,015)	-	(11,015)	-	-	-	-
Warrants	-	(765)	-	(765)	(765)	-	-	(765)
Amounts owed to related parties	-	(2,113)	-	(2,113)	-	-	-	-
Loans and borrowings	-	(1,326)	-	(1,326)	-	-	-	-
Other payables**	-	(195)	-	(195)	-	-	-	-
	3,291	(15,414)	-	(12,123)	(765)	-	-	(765)

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Schedule of Expected Contractual Maturities

The following are the expected contractual maturities of the Group’s financial liabilities, including estimated interest payments.

	Carrying amount	Contractual cash flows	Less than one year	1 – 2 years	2 – 5 years	More than 5 years
2024	€’000	€’000	€’000	€’000	€’000	€’000
Derivatives: Warrants*	177	-	-	-	-	-
Trade payables	2,838	2,838	2,838	-	-	-
Amounts owed to related parties	5,086	5,086	-	-	-	-
Loans and borrowings	2,384	2,384	2,384	-	-	-
Other payables	1,000	1,000	1,000	-	-	-
Lease liabilities	273	275	119	108	48	-
Derivatives: Convertible notes*	636	-	-	-	-	-
Total	12,394	11,583	6,340	108	48	-

2023
Derivatives: Warrants*	765	-	-	-	-	-
Trade payables	11,015	11,015	11,015	-	-	-
Amounts owed to related parties	2,113	2,113	2,113	-	-	-
Loans and borrowings	1,326	1,326	1,326	-	-	-
Other payables	192	192	192	-	-	-
Lease liabilities	10,784	16,923	1,343	1,918	2,298	11,364
Loan advanced	-	498	498	-	-	-
Total	26,195	32,067	16,487	1,918	2,298	11,364

*	contractual cash flows for warrants and convertible promissory notes are €nil because both instruments will be settled in shares.

Schedule of Significant Exchange Rates	The following significant exchange rates have been applied during the year.
	Average rate		Period-end spot rate
	2024	2023	2024	2023
Euro
USD	1.039	1.081	1.084	1.084